Shareholders' equity (Narrative) (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 20, 2018 USD ($) installment $ / shares	Dec. 31, 2018 USD ($) vote $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares	Oct. 05, 2018 $ / shares	May 22, 2018 USD ($) $ / shares	Apr. 05, 2018 $ / shares	Dec. 31, 2015 $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized		500,000,000
Common stock, shares issued		211,593,073	211,072,508	210,711,224				210,538,896
Common stock, shares outstanding								210,538,896
Common stock dividends declared | $	$ 20,937	$ 20,937	$ 0	$ 0
Salary period paid upon employee leaving		30 days
Class A
Class of Stock [Line Items]
Common stock, shares authorized		420,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0						$ 0
Common stock, shares issued		131,593,073	131,072,508	130,711,224				130,538,896
Common stock, shares outstanding								130,538,896
Shares issued during the period		520,565	361,284	172,328
Number of votes per share (in votes) | vote		1
Common stock, dividends, number of payment installments | installment	2
Dividends payable (in dollars per share) | $ / shares	$ 0.10				$ 0.05		$ 0.05
Class B
Class of Stock [Line Items]
Common stock, shares authorized		80,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0	$ 0
Common stock, shares issued		80,000,000	80,000,000	80,000,000				80,000,000
Common stock, shares outstanding								80,000,000
Number of votes per share (in votes) | vote		5
Common stock, dividends, number of payment installments | installment	2
Dividends payable (in dollars per share) | $ / shares	$ 0.10				$ 0.05		$ 0.05
The Repurchase Program
Class of Stock [Line Items]
Number of shares repurchased (in shares)		6,360,826
Value of shares repurchased | $		$ 46,035
The Repurchase Program | Class A
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares						$ 0
Shares authorized | $						$ 60,000